Supplement to the
Fidelity® Series Small Cap Discovery Fund
June 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Management Contract" section.

Charles Myers is lead portfolio manager of Fidelity® Series Small Cap Discovery Fund and receives compensation for his services. Derek Janssen is co-manager of Fidelity® Series Small Cap Discovery Fund and does not receive compensation for his services to this fund. As of April 30, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

XS4B-16-02 1.9870281.101	September 9, 2016

Supplement to the
Fidelity® Series Small Cap Discovery Fund
Class F
June 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Management Contract" section.

Charles Myers is lead portfolio manager of Fidelity® Series Small Cap Discovery Fund and receives compensation for his services. Derek Janssen is co-manager of Fidelity® Series Small Cap Discovery Fund and does not receive compensation for his services to this fund. As of April 30, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

XS4-FB-16-02 1.9870282.101	September 9, 2016

Supplement to the
Fidelity® Small Cap Discovery Fund
June 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Management Contract" section.

Charles Myers is lead portfolio manager of Fidelity® Small Cap Discovery Fund and receives compensation for his services. Derek Janssen is co-manager of Fidelity® Small Cap Discovery Fund and does not receive compensation for his services to this fund. As of April 30, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

SMRB-16-02 1.782324.112	September 9, 2016